                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

        Supplement dated March 31, 2008 to PROSPECTUSES dated May 1, 2007

                   Availability of Income Plus for Life Rider
                                   in New York

This Supplement describes an optional guaranteed minimum withdrawal benefit Rider that may be available to a Contract issued in New York if, after you purchased your Contract, you elect to exchange your existing guaranteed minimum withdrawal benefit Rider for the new optional guaranteed minimum withdrawal benefit Rider:

     -   Income Plus for Life

We call this Rider the "NY Income Plus for Life Rider" in this Supplement. You must satisfy the conditions we impose upon an exchange of guaranteed minimum withdrawal benefit Riders, however, to purchase this Rider.

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued before May 1, 2007 by John Hancock Life Insurance Company of New York.

--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), including the supplement to the annuity prospectus dated November 5, 2007 (the "Conditions of Exchange Supplement"), and retain all documents for future reference. If you would like another copy of the annuity prospectus and the Conditions of Exchange Supplement, please contact our Annuities Service Office in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuitiesnewyork.com.
--------------------------------------------------------------------------------

WHAT ARE THE FEATURES OF THE NY INCOME PLUS FOR LIFE RIDER?

The NY Income Plus for Life Rider is an optional "guaranteed minimum withdrawal benefit" Rider. We describe four differences in this Supplement between the NY Income Plus for Life Rider and the Income Plus for Life Rider available for previously issued Contracts outside of New York:

     -   Lifetime Income Date;
     -   Lifetime Income Bonuses;
     -   Impact of Withdrawals on Guaranteed Minimum Death Benefit; and
     -   Withdrawals under the Life Expectancy Distribution Program.

We also provide new examples in this Supplement to illustrate hypothetical results of Contracts with a NY Income Plus for Life Rider. In all other respects, including the Rider fee, the NY Income Plus for Life Rider is the same as the Income Plus for Life Rider described in the Conditions of Exchange Supplement. You should carefully read the Conditions of Exchange Supplement for more information about the NY Income Plus for Life Rider and the conditions we impose upon an exchange of Riders.

We do not offer the Income Plus for Life -- Joint Life Rider in New York and you should disregard references in the Conditions of Exchange Supplement to this Rider if you purchased a Contract in New York.

WHAT IS THE LIFETIME INCOME DATE UNDER THE NY INCOME PLUS FOR LIFE RIDER?

We revise Appendix D2 in the Conditions of Exchange Supplement to provide the following definition of the Lifetime Income Date for a NY Income Plus for Life
Rider:

The LIFETIME INCOME DATE is the date on which we determine the Life Income Amount. This will be the date you purchase the Rider if you are age 61 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 61.

HOW DO LIFETIME INCOME BONUSES WORK UNDER A NY INCOME PLUS FOR LIFE RIDER?

If you defer taking withdrawals and qualify for the Lifetime Income Bonus applicable to the NY Income Plus for Life Rider, we will increase the Benefit Base by 6% of the Contract Value at the time you purchased the Rider (i.e., the Contract Value we used to determine the initial "Benefit Base" under the new Rider) if we did not previously Step-up the Benefit Base and/or Lifetime Income Amount. Please see Appendix D2 to the Conditions of Exchange Supplement for additional information about qualifying for Bonuses, and the impact of Step-ups and Resets on Bonuses.

(You should disregard the supplement to the annuity prospectus dated January 17, 2008 that describes a 7% Lifetime Income Bonus rate. We do not issue the NY Income Plus for Life Rider with this rate.)

HOW DOES THE CALCULATION OF THE GUARANTEED MINIMUM DEATH BENEFIT UNDER MY CONTRACT CHANGE IF I PURCHASE A NY INCOME PLUS FOR LIFE RIDER?

We always reduce the death benefit under your Contract if you take a withdrawal of Contract Value, whether or not you purchase a NY Income Plus for Life Rider.

We change the way we reduce the Guaranteed Minimum Death Benefit under a "pro rata" Contract if you limit your withdrawals (including applicable withdrawal charges) during a Contract Year:
         - (for NY Income Plus for Life Riders purchased on or after the Covered Person attains age 61) to the Lifetime Income Amount; or,
         - (for NY Income Plus for Life Riders purchased before the Covered Person attains age 61) to 5% of the Benefit Base each Contract Year before the Lifetime Income Date, and to the Lifetime Income Amount for each Contract Year after that.

In these circumstances, we will deduct the entire amount of the withdrawal (including any withdrawal charges) on a dollar for dollar basis from the Guaranteed Minimum Death Benefit. We will deduct any Excess Withdrawal on a pro rata basis from the Guaranteed Minimum Death Benefit. "Pro rata" means we reduce the Guaranteed Minimum Death Benefit by an amount equal to:
         - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:
         - the amount of the withdrawal (including applicable withdrawal charges); divided by
         -    the Contract Value before the withdrawal.

For certain Venture Variable Annuity Contracts issued in NY, however, we will reduce the Guaranteed Minimum Death Benefit under your Contract for any withdrawal (including any withdrawal charges) on a dollar for dollar basis.

--------------------------------------------------------------------------------
You should carefully review and compare the impact on death benefits under your current guaranteed minimum withdrawal benefit Rider to the impact on death benefits under a different guaranteed minimum withdrawal benefit Rider.
--------------------------------------------------------------------------------

HOW DOES THE LIFE EXPECTANCY DISTRIBUTION PROGRAM WORK UNDER A NY INCOME PLUS FOR LIFE RIDER?

Please read Appendix D2 in the Conditions of Exchange Supplement for general information about our Life Expectancy Distribution Program. If you purchase a NY Income Plus for Life Rider before the Covered Person attains age 61, we will reduce your Benefit Base if you take withdrawals under this program before the Lifetime Income Date. We do this by subtracting the amount of each withdrawal under this program from the Benefit Base. We do not Reset the Benefit Base for withdrawals under our Life Expectancy Distribution program.

After the Lifetime Income Date, we will not Reset your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

WHEN CAN I PURCHASE A NY INCOME PLUS FOR LIFE RIDER?

As stated in the Conditions of Exchange Supplement, we provide a thirty day "Election Period" following each Contract Anniversary (assuming any withdrawal charges are $500 or less at that time) for you to elect a new guaranteed minimum withdrawal benefit Rider. You must submit all required paperwork in good order to our Annuities Service Center during the Election Period to elect to purchase a new guaranteed minimum withdrawal benefit Rider.

We also provide a thirty-day Election Period in certain circumstances for a Beneficiary to elect to purchase a guaranteed minimum withdrawal benefit Rider following the death of an Owner in exchange for a then-existing Rider. Under our current administrative procedures, you cannot exchange an existing guaranteed minimum withdrawal benefit Rider for a new Rider during the first Contract Year.

We may change our administrative procedures from time to time to increase or decrease an Election Period, or to permit other election periods during a Contract Year.

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Before you purchase a NY Income Plus for Life Rider:
- compare the fees, benefits and restrictions of any existing guaranteed minimum withdrawal benefit Rider to your Contract with the fees, benefits and restrictions of the new Rider;
- consider whether you are able to defer taking withdrawals to take advantage of benefits that may be available under a NY Income Plus for Life Rider; and
- consult with your registered representative to determine if the NY Income Plus for Life Rider is appropriate for your needs and financial circumstances.
--------------------------------------------------------------------------------

DO YOU HAVE EXAMPLES TO ILLUSTRATE HOW THE NY INCOME PLUS FOR LIFE RIDER WORKS?

Yes, the following examples provide hypothetical illustrations of the benefits provided under the NY Income Plus for Life optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

(You should disregard the examples in the annuity prospectus, in Appendix D3 of the Conditions of Exchange Supplement and in the supplement to the annuity prospectus dated January 17, 2008. The examples in the Conditions of Exchange Supplement assume a Lifetime Income Date that differs from the Lifetime Income Date for the NY Income Plus for Life Rider, and the examples in the January 17, 2008 supplement use a rate to calculate the Lifetime Income Bonus that differs from the Lifetime Income Bonus rate for the NY Income Plus for Life Rider.)

EXAMPLES 1a, 1b, 1c AND 1d ILLUSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 1a. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 51, no additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

----------------------------------------------------------------------------------------------------------
                                                                                           BENEFIT BASE ON
                                     LIFETIME INCOME                                           CONTRACT
CONTRACT YEAR    PURCHASE PAYMENTS       AMOUNT       WITHDRAWAL TAKEN        BONUS          ANNIVERSARY
----------------------------------------------------------------------------------------------------------
  At issue          $  100,000             N/A             $  0            $    0             $100,000(1)
----------------------------------------------------------------------------------------------------------
      1                  0                 N/A                0               6,000(2)         106,000(3)
----------------------------------------------------------------------------------------------------------
      2                  0                 N/A                0               6,000            112,000
----------------------------------------------------------------------------------------------------------
      3                  0                 N/A                0               6,000            118,000
----------------------------------------------------------------------------------------------------------
      4                  0                 N/A                0               6,000            124,000
----------------------------------------------------------------------------------------------------------
      5                  0                 N/A                0               6,000            130,000
----------------------------------------------------------------------------------------------------------
      6                  0                 N/A                0               6,000            136,000
----------------------------------------------------------------------------------------------------------
      7                  0                 N/A                0               6,000            142,000
----------------------------------------------------------------------------------------------------------
      8                  0                 N/A                0               6,000            148,000
----------------------------------------------------------------------------------------------------------
      9                  0                 N/A                0               6,000            154,000
----------------------------------------------------------------------------------------------------------
     10                  0                 N/A                0               6,000            160,000
----------------------------------------------------------------------------------------------------------
     11                  0                8,000(4)          8,000               0              160,000
----------------------------------------------------------------------------------------------------------
     12                  0                8,000             8,000               0              160,000
----------------------------------------------------------------------------------------------------------
     13                  0                8,000             8,000               0              160,000
----------------------------------------------------------------------------------------------------------
     14                  0                8,000             8,000               0              160,000
----------------------------------------------------------------------------------------------------------
     15                  0                8,000             8,000               0              160,000
----------------------------------------------------------------------------------------------------------
     20                  0                8,000             8,000               0              160,000
----------------------------------------------------------------------------------------------------------

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(1) The initial Benefit Base is equal to the initial payment of $100,000. The
    Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.
--------------------------------------------------------------------------------
(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 6% of the total Purchase Payments to date (.06 x $100,000 = $6,000).
--------------------------------------------------------------------------------
(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $6,000 = $106,000).
--------------------------------------------------------------------------------
(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 61. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $160,000 = $8,000).
--------------------------------------------------------------------------------

EXAMPLE 1b. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 61, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 LIFETIME INCOME
                                                         LIFETIME INCOME                       BENEFIT BASE ON       AMOUNT ON
                                    BENEFIT BASE AFTER     AMOUNT AFTER                           CONTRACT           CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS    PURCHASE PAYMENT    PURCHASE PAYMENT   WITHDRAWAL TAKEN     ANNIVERSARY        ANNIVERSARY
--------------------------------------------------------------------------------------------------------------------------------
  At issue        $  100,000            $  100,000          $  5,000            $     --          $  100,000          $  5,000
--------------------------------------------------------------------------------------------------------------------------------
      1               10,000(1)            110,000(1)          5,500(1)            5,500             110,000             5,500
--------------------------------------------------------------------------------------------------------------------------------
      2               10,000(2)            114,500(2)          5,725(2)            5,725             114,500             5,725
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).
--------------------------------------------------------------------------------
(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).
--------------------------------------------------------------------------------

EXAMPLE 1c. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 61, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

---------------------------------------------------------------------------------------------------------
                                                                        HYPOTHETICAL
                                                                     CONTRACT VALUE ON
                               LIFETIME INCOME                            CONTRACT        BENEFIT BASE ON
                  PURCHASE       AMOUNT AFTER                        ANNIVERSARY PRIOR        CONTRACT
CONTRACT YEAR     PAYMENTS     PURCHASE PAYMENT   WITHDRAWAL TAKEN      TO RIDER FEE        ANNIVERSARY
---------------------------------------------------------------------------------------------------------
  At issue        $100,000        $    --           $    --            $    --              $  100,000
---------------------------------------------------------------------------------------------------------
      1               0              5,000             5,000              102,000              102,000(1)
---------------------------------------------------------------------------------------------------------
      2               0              5,100(1)          5,100(1)           103,514              103,514
---------------------------------------------------------------------------------------------------------
      3               0              5,176             5,176              105,020              105,020
---------------------------------------------------------------------------------------------------------
      4               0              5,251             5,251                94,013(2)          105,020(2)
---------------------------------------------------------------------------------------------------------
      5               0              5,251             5,251                78,793             105,020
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $102,000 = $5,100).
--------------------------------------------------------------------------------
(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.
--------------------------------------------------------------------------------

EXAMPLE 1d. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age 61, Additional Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

------------------------------------------------------------------------------------------------------------------------------
                  LIFETIME INCOME
                   AMOUNT BEFORE       PURCHASE                        HYPOTHETICAL CONTRACT                    LIFETIME INCOME
CONTRACT YEAR       TRANSACTION        PAYMENTS      WITHDRAWAL TAKEN          VALUE           BENEFIT BASE         AMOUNT
------------------------------------------------------------------------------------------------------------------------------
   At issue                           $100,000          $    --             $ 100,000           $ 100,000          $ 5,000
------------------------------------------------------------------------------------------------------------------------------
      1                5,000               0             10,000(1)             85,000              85,000(1)         4,250(1)
------------------------------------------------------------------------------------------------------------------------------
      2                4,250            10,000(2)           0                  93,500              95,000(2)         4,750(2)
------------------------------------------------------------------------------------------------------------------------------
      12               4,750               0                0                 120,000             120,000            6,000
------------------------------------------------------------------------------------------------------------------------------
      13               6,000            10,000(3)           0                 130,000             130,000(3)         6,500(3)
------------------------------------------------------------------------------------------------------------------------------
      14               6,500               0              6,500               123,500             130,000            6,500
------------------------------------------------------------------------------------------------------------------------------
      15               6,500            10,000(4)           0                 130,000             133,500(4)         6,675(4)
------------------------------------------------------------------------------------------------------------------------------
      16               6,675               0                0                 125,000             133,500            6,675
------------------------------------------------------------------------------------------------------------------------------

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,000. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 5% of the new Benefit Base (.05 x $85,000 = $4,250).

(2) The Additional Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .05 x $95,000 = $4,750.

(3) The Additional Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .05 x
    $130,000 = $6,500.

(4) The Additional Payment of $10,000 in year 15 is reduced by the $6,500 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,500 ($130,000 + $10,000
    - $6,500). The new Lifetime Income Amount is .05 x $133,500 = $6,675.




0308: 1303102    333-71072      033-79112
                 333-70728      033-46217
                 333-70730      333-83558
                 333-70850      333-61283
                 333-71074


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